Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2016
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Registrant Name	Jumei International Holding Ltd
Entity Central Index Key	0001597680
Current Fiscal Year End Date	--12-31
Trading Symbol	JMEI
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	149,706,286
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	90,901,446
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	58,804,840